Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues
Staking and lending income	$ 13,072,141	$ 13,014,797
Management fees	9,696,992	6,443,983
Trading commissions	9,579,010	2,106,286
Research revenue	533,000	1,433,378
Advisory revenue	287,558
Revenues excluding realized and net change in unrealized gains (losses)	33,168,701	22,998,444
Realized and net change in unrealized (loss) gain on digital assets	(233,989,493)	252,040,373
Realized and net change in unrealized (loss) gain on equity investments at FVTPL	(51,007,843)	108,915,688
Realized and net change in unrealized gain (loss) on ETP payables	350,965,104	(352,528,754)
Revenues from realized and net change in unrealized gains (losses)	65,967,768	8,427,307
Total revenues	99,136,469	31,425,751
Operating expenses
Operating, general and administration	34,219,133	36,735,665
Share based payments	13,210,103	19,249,685
Depreciation - equipment	1,666	5,990
Amortization - right-of-use assets	207,328
Amortization - intangibles	1,331,581	1,543,995
Fees and commissions	6,200,681	4,107,102
Foreign exchange (gain) loss	(2,558,519)	(321,322)
Total operating expenses	52,611,973	61,321,115
Operating income (loss)	46,524,496	(29,895,364)
Realized (loss) gain on investments	(419,093)	112,984
Unrealized (loss) gain on investments	(16,501,202)	7,908,831
Interest income	542,622	4,537
Interest recovery (expense)	773,244	(2,824,092)
Financing expense	(4,677,123)
Gain on deconsolidation	583,966
Loss on investment in associate	(75,506)
Change in fair value of warrant liability	39,595,879
Bad debt expense	(726,240)	(216,635)
Impairment loss	(2,077,585)	(3,622,456)
Total other (expenses) income	17,018,962	1,363,169
Net income (loss) for the year before taxes	63,543,458	(28,532,195)
Current income taxes	1,137,731
Net income (loss) for the year after taxes	62,405,727	(28,532,195)
Other comprehensive income Cumulative translation adjustment	294,045	915,334
Net income (loss) and comprehensive income (loss) for the year	62,699,772	(27,616,861)
Net income (loss) attributed to:
Owners of the parent	62,405,727	(28,532,195)
Non-controlling interests
Net income (loss) attributed	62,405,727	(28,532,195)
Net income (loss) and comprehensive income (loss) attributed to:
Owners of the parent	62,772,109	(27,616,861)
Non-controlling interests	(72,337)
Total, Net income (loss) and comprehensive income (loss) attributed	$ 62,699,772	$ (27,616,861)
Income (loss) per share
Basic (in Dollars per share)	$ 0.18	$ (0.1)
Diluted (in Dollars per share)	$ 0.17	$ (0.1)
Weighted average number of shares outstanding:
Basic (in Shares)	344,919,433	295,591,423
Diluted (in Shares)	377,532,673	295,591,423